UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number   811-21944
                                                   -------------

                       First Trust Exchange-Traded Fund II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
          (Address of principal executive offices)     (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  September 30
                          -------------------

Date of reporting period: June 30, 2010
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.





FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 98.0%
            BELGIUM - 3.5%
   7,130    Belgacom S.A. (c)              $     224,180
                                           -------------
            BERMUDA - 4.8%
  58,740    Catlin Group Ltd. (c)                307,492
                                           -------------
            FRANCE - 7.9%
  12,178    France Telecom S.A. (c)              211,227
   4,884    Lagardere S.C.A. (c)                 152,329
   7,753    SCOR SE (c)                          148,078
                                           -------------
                                                 511,634
                                           -------------
            GERMANY - 10.7%
   2,432    BASF SE (c)                          132,885
  21,749    Deutsche Telekom AG (c)              256,760
   1,129    Muenchener Rueckversicherungs-
               Gesellschaft AG (c)               141,761
   2,604    RWE AG (c)                           156,776
                                           -------------
                                                 688,182
                                           -------------
            IRELAND - 1.9%
   5,902    CRH PLC (c)                          122,427
                                           -------------
            ITALY - 6.5%
  60,809    Enel S.p.A (c)                       257,476
  41,401    Snam Rete Gas S.p.A (c)              165,223
                                           -------------
                                                 422,699
                                           -------------
            NETHERLANDS - 8.8%
  14,698    Koninklijke (Royal) KPN N.V. (c)     187,349
   5,576    Koninklijke Boskalis Westminster
               N.V. (c)                          216,650
   8,680    Wolters Kluwer N.V. (c)              166,457
                                           -------------
                                                 570,456
                                           -------------
            NORWAY - 2.1%
   7,035    StatoilHydro ASA (c)                 135,528
                                           -------------
            SPAIN - 6.4%
  50,319    Banco de Sabadell S.A. (c)           227,861
  17,466    Banco Santander S.A. (c)             183,152
                                           -------------
                                                 411,013
                                           -------------
            SWEDEN - 1.8%
   4,595    Ratos AB (c)                         115,122
                                           -------------
            SWITZERLAND - 7.1%
   1,734    Baloise Holding AG (c)               120,697
     479    Swisscom AG (c)                      162,390
     786    Zurich Financial Services AG (c)     173,245
                                           -------------
                                                 456,332
                                           -------------
            UNITED KINGDOM - 36.5%
  38,635    Amlin PLC (c)                        222,362
   5,756    AstraZeneca PLC (c)                  271,371
  52,901    Carillion PLC (c)                    242,938
  12,953    GlaxoSmithKline PLC (c)              219,953
 158,139    Man Group PLC (c)                    524,215
  25,002    Provident Financial PLC (c)          311,940



  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
 164,357    RSA Insurance Group PLC (c)    $     291,569
  35,148    United Utilities PLC (c)             275,046
                                           -------------
                                               2,359,394
                                           -------------

            TOTAL INVESTMENTS - 98.0%          6,324,459
              (Cost $7,197,376) (d)
            NET OTHER ASSETS AND
               LIABILITIES - 2.0%                131,798
                                           -------------
            NET ASSETS - 100.0%            $   6,456,257
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $131,721 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,004,638.

_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10     LEVEL 1       LEVEL 2      LEVEL 3
                    --------------------------------------------------
COMMON STOCKS:
Belgium             $  224,180    $     -     $  224,180     $     -
Bermuda                307,492          -        307,492           -
France                 511,634          -        511,634           -
Germany                688,182          -        688,182           -
Ireland                122,427          -        122,427           -
Italy                  422,699          -        422,699           -
Netherlands            570,456          -        570,456           -
Norway                 135,528          -        135,528           -
Spain                  411,013          -        411,013           -
Sweden                 115,122          -        115,122           -
Switzerland            456,332          -        456,332           -
United Kingdom       2,359,394          -      2,359,394           -
                    --------------------------------------------------
Total Common
   Stocks           $6,324,459    $     -     $6,324,459     $     -
                    ==================================================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

JUNE 30, 2010 (UNAUDITED)


The Fund had common stocks valued at $8,307,400 as of September 30, 2009 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2009 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on June 30, 2010. The value of the securities that were transferred to Level 2 as of June 30, 2010 is $3,055,501.

                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Insurance                             21.8%
Diversified Telecommunication
   Services                           16.1
Capital Markets                        9.9
Pharmaceuticals                        7.6
Construction & Engineering             7.1
Multi-Utilities                        6.7
Commercial Banks                       6.4
Media                                  4.9
Consumer Finance                       4.8
Electric Utilities                     4.0
Gas Utilities                          2.6
Oil, Gas & Consumable Fuels            2.1
Chemicals                              2.1
Construction Materials                 1.9
----------------------------------------------
TOTAL INVESTMENTS                     98.0
NET OTHER ASSETS AND LIABILITIES       2.0
                                    --------
TOTAL                                100.0%
                                    ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 99.9%
            AUSTRALIA - 8.8%
  25,744    Bunnings Warehouse Property Trust
               (c)                            $   40,591
 117,029    CFS Retail Property Trust (c)        184,981
 124,106    Commonwealth Property Office
               Fund (c)                           96,417
 296,208    Dexus Property Group (c)             190,071
  54,118    FKP Property Group (c)                30,510
 385,676    Goodman Group (c)                    203,989
 115,318    GPT Group (c)                        269,250
 196,196    GPT Group, In Specie (c) (d) (e)           0
 161,106    ING Industrial Fund (c)               50,297
 169,609    ING Office Fund (c)                   81,881
  93,547    Macquarie CountryWide Trust (c)       42,941
 302,812    Macquarie Office Trust (c)            63,233
 202,997    Mirvac Group (c)                     221,693
 148,104    Stockland (c)                        459,658
 143,426    Westfield Group (c)                1,457,463
                                           -------------
                                               3,392,975
                                           -------------
            AUSTRIA - 0.3%
   5,423    CA Immobilien Anlagen AG (c) (d)      56,458
   5,305    Conwert Immobilien Invest AG (c)      55,427
                                           -------------
                                                 111,885
                                           -------------
            BELGIUM - 0.6%
   1,043    Befimmo S.C.A (c)                     71,275
     796    Cofinimmo S.A. (c)                    89,697
     431    Intervest Offices N.V. (c)            11,220
     100    Leasinvest Real Estate S.C.A (c)       7,153
     584    Warehouses de Pauw S.C.A (c)          22,948
     133    Wereldhave Belgium S.C.A (c)           9,740
                                           -------------
                                                 212,033
                                           -------------
            BERMUDA - 2.1%
 104,922    Hongkong Land Holdings Ltd. (c)      518,631
  40,503    Hopson Development Holdings Ltd.
               (c)                                49,791
  44,527    Kerry Properties Ltd. (c)            192,398
   5,634    Orient-Express Hotels Ltd.,
               Class A (d)                        41,692
                                           -------------
                                                 802,512
                                           -------------
            CANADA - 4.3%
   2,421    Allied Properties Real Estate
               Investment Trust                   44,597
   3,024    Artis Real Estate Investment Trust    30,821
   3,015    Boardwalk Real Estate Investment
               Trust                             113,457
  23,333    Brookfield Properties Corp.          327,677
   5,288    Calloway Real Estate Investment
               Trust                             103,917
   4,258    Canadian Apartment Properties Real
               Estate Investment Trust            59,917


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            CANADA (CONTINUED)
   4,111    Canadian Real Estate Investment
               Trust                       $     107,279
   7,964    Chartwell Seniors Housing Real
               Estate Investment Trust            53,639
   3,781    Cominar Real Estate Investment
               Trust                              65,885
   2,244    Dundee Real Estate Investment
               Trust                              51,539
   4,918    Extendicare Real Estate Investment
               Trust                              39,453
   3,876    First Capital Realty, Inc.            49,554
   8,939    H&R Real Estate Investment Trust     142,749
   5,429    InnVest Real Estate Investment
               Trust                              30,140
   2,779    Killam Properties, Inc.               21,954
   2,649    Morguard Real Estate Investment
               Trust                              32,847
   1,433    Northern Property Real Estate
               Investment Trust                   31,203
   4,245    Primaris Retail Real Estate
               Investment Trust                   69,623
  14,923    RioCan Real Estate Investment
               Trust                             266,905
                                           -------------
                                               1,643,156
                                           -------------
            CAYMAN ISLANDS - 1.9%
  88,752    Agile Property Holdings Ltd. (c)      90,780
 117,090    China Resources Land Ltd. (c)        220,156
 203,734    Country Garden Holdings Co.,
               Ltd. (c)                           54,016
  72,139    KWG Property Holding Ltd. (c)         44,364
 106,386    New World China Land Ltd. (c)         32,865
  88,097    Shimao Property Holdings Ltd. (c)    136,669
 156,054    Shui On Land Ltd. (c)                 67,170
 128,930    Soho China Ltd. (c)                   74,609
                                           -------------
                                                 720,629
                                           -------------
            FINLAND - 0.2%
  10,364    Citycon Oyj (c)                       30,493
  12,911    Sponda Oyj (c)                        38,798
   3,563    Technopolis PLC (c)                   13,651
                                           -------------
                                                  82,942
                                           -------------
            FRANCE - 4.4%
     221    Affine Group (c)                       4,590
   2,266    Fonciere des Regions Group (c)       186,798
   1,160    Gecina S.A. (c)                      104,792
   1,274    Icade (c)                            107,526
   5,893    Klepierre LLC (c)                    162,818
   2,858    Mercialys (c)                         81,078
     338    Societe de la Tour Eiffel (c)         20,314
     808    Societe Immobiliere de Location
               pour l'Industrie et le
               Commerce (c)                       79,768


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            FRANCE (CONTINUED)
   5,675    Unibail-Rodamco S.A. (c)       $     924,926
                                           -------------
                                               1,672,610
                                           -------------
            GERMANY - 0.5%
   1,740    Alstria Office AG                     16,597
   1,769    Colonia Real Estate AG (c) (d)         8,775
   2,741    Deutsche Euroshop AG                  74,511
   5,086    Deutsche Wohnen AG (d)                39,786
   1,826    DIC Asset AG (c)                      13,805
   1,620    Patrizia Immobilien AG (d)             5,852
   2,194    TAG Immobilien AG (d)                 12,422
                                           -------------
                                                 171,748
                                           -------------
            GREECE - 0.0%
   1,596    Babis Vovos International
               Construction S.A. (c) (d)           3,667
   1,137    Eurobank Properties Real Estate
               Investment Co.                      7,702
     816    Lamda Development S.A. (c) (d)         3,678
                                           -------------
                                                  15,047
                                           -------------
            GUERNSEY - 0.2%
  16,918    FCPT Ltd. (c)                         23,063
  21,402    ING UK Real Estate Income Trust
               Ltd. (c)                           15,140
  20,111    Invista Foundation Property Trust
               Ltd. (c)                           11,378
   5,150    IRP Property Investments Ltd.          6,483
   3,526    ISIS Property Trust Ltd. (c)           4,991
   7,110    Standard Life Investment Property
               Income Trust PLC                    6,772
  22,096    UK Commercial Property Trust
               Ltd. (c)                           26,100
                                           -------------
                                                  93,927
                                           -------------
            HONG KONG - 11.9%
 149,987    Champion Real Estate Investment
               Trust (c)                          69,466
 253,341    China Overseas Land & Investment
               Ltd. (c)                          472,053
 128,786    Hang Lung Properties Ltd. (c)        492,600
  66,916    Henderson Land Development Co.,
               Ltd. (c)                          391,931
  48,763    Hysan Development Co., Ltd. (c)      137,846
  20,971    Kowloon Development Co., Ltd. (c)     20,585
 135,710    Link (The) REIT (c)                  336,747
 182,012    New World Development Co., Ltd.
               (c)                               295,487
 165,240    Shenzhen Investment Ltd. (c)          47,366
 151,492    Sino Land Co., Ltd. (c)              270,736
 119,497    Sun Hung Kai Properties Ltd. (c)   1,634,238
  85,195    Wharf (The) Holdings Ltd. (c)        412,733
                                           -------------
                                               4,581,788
                                           -------------


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            ISRAEL - 0.1%
   2,147    Azrieli Group (d)              $      49,428
                                           -------------
            ITALY - 0.1%
  59,531    Beni Stabili S.p.A (c)                45,150
   7,415    Immobiliare Grande
               Distribuzione (c)                   9,933
                                           -------------
                                                 55,083
                                           -------------
            JAPAN - 9.7%
   5,616    AEON Mall Co., Ltd. (c)              111,256
   3,637    DAIBIRU Corp. (c)                     27,400
   9,340    HEIWA Real Estate Co., Ltd. (c)       21,095
      44    Japan Prime Realty Investment
               Corp. (c)                          92,685
      30    Japan Real Estate Investment
               Corp. (c)                         244,368
      96    Japan Retail Fund Investment
               Corp. (c)                         116,921
      15    Kenedix Realty Investment Corp.,
               Class A (c)                        41,771
  63,930    Mitsubishi Estate Co., Ltd. (c)      890,013
  55,081    Mitsui Fudosan Co., Ltd. (c)         766,643
       5    MORI TRUST Sogo Reit, Inc. (c)        37,254
      33    Nippon Building Fund, Inc. (c)       261,839
   4,800    Nomura Real Estate Holdings,
               Inc. (c)                           60,073
      19    Nomura Real Estate Office Fund,
               Inc. (c)                           94,588
      82    NTT Urban Development Corp. (c)       65,144
      16    ORIX JREIT, Inc., Class A (c)         66,442
       8    Premier Investment Co. (c)            30,443
  29,744    Sumitomo Realty & Development
               Co., Ltd. (c)                     505,408
  20,375    Tokyo Tatemono Co., Ltd. (c)          62,790
  25,297    Tokyu Land Corp. (c)                  88,430
       8    TOKYU REIT, Inc. (c)                  41,563
       9    Top REIT, Inc., Class A (c)           39,546
      12    United Urban Investment Corp.,
               Class A (c)                        71,627
                                           -------------
                                               3,737,299
                                           -------------
            LUXEMBOURG - 0.2%
   5,593    Gagfah S.A. (c)                       40,326
   8,795    ProLogis European Properties
               (c)(d)                             44,410
                                           -------------
                                                  84,736
                                           -------------
            NETHERLANDS - 1.5%
   5,574    Corio N.V. (c)                       270,680
   2,505    Eurocommercial Properties N.V. (c)    79,869
   2,445    Nieuwe Steen Investments Funds N.V.   40,109
   1,165    VastNed Offices/Industrial N.V. (c)   14,225
   1,135    Vastned Retail N.V. (c)               57,186


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            NETHERLANDS (CONTINUED)
   1,322    Wereldhave N.V. (c)            $      98,103
                                           -------------
                                                 560,172
                                           -------------
            NEW ZEALAND - 0.1%
  50,171    Kiwi Income Property Trust (c)        30,774
                                           -------------
            NORWAY - 0.1%
  30,987    Norwegian Property ASA (c) (d)        40,473
                                           -------------
            SINGAPORE - 5.0%
  49,000    Allgreen Properties Ltd. (c)          35,732
 115,400    Ascendas Real Estate Investment
               Trust (c)                         149,031
 131,890    CapitaCommercial Trust (c)           114,244
 196,530    Capitaland Ltd. (c)                  501,140
 146,883    CapitaMall Trust (c)                 191,494
  97,000    CapitaMalls Asia Ltd. (c)            145,028
  38,000    CDL Hospitality Trusts (c)            47,094
  43,000    City Developments Ltd. (c)           338,473
  44,521    Keppel Land Ltd. (c)                 122,854
  95,790    Mapletree Logistics Trust (c)         56,838
  10,000    Singapore Land Ltd. (c)               45,342
 111,197    Suntec Real Estate Investment
               Trust (c)                         104,045
  37,087    Wing Tai Holdings Ltd. (c)            41,478
  36,000    Yanlord Land Group Ltd. (c)           44,079
                                           -------------
                                               1,936,872
                                           -------------
            SPAIN - 0.1%
 138,111    Inmobiliaria Colonial S.A.
               (c) (d)                            21,008
                                           -------------
            SWEDEN - 0.9%
  10,690    Castellum AB (c)                      96,867
  10,217    Fabege AB (c)                         60,514
   9,462    Hufvudstaden AB (c)                   72,112
   7,763    Klovern AB (c)                        23,996
   8,484    Kungsleden AB (c)                     51,370
   2,388    Wihlborgs Fastigheter AB (c)          45,238
                                           -------------
                                                 350,097
                                           -------------
            SWITZERLAND - 1.0%
     425    Allreal Holding AG (c)                46,679
   2,875    PSP Swiss Property AG (c) (d)        171,969
   2,535    Swiss Prime Site AG (c) (d)          153,481
   2,784    Zueblin Immobilien Holding AG (d)      9,350
                                           -------------
                                                 381,479
                                           -------------
            UNITED KINGDOM - 5.0%
   1,492    A.J. Mucklow Group PLC                 5,930
   8,116    Big Yellow Group PLC (c) (d)          35,645
  54,293    British Land Co., PLC (c)            350,702
  38,646    Capital & Counties Properties
               PLC (d)                            62,649
   1,493    CLS Holdings PLC (c) (d)              10,147
     304    Daejan Holdings PLC (c)               10,626


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            UNITED KINGDOM (CONTINUED)
   6,251    Derwent London PLC (c)         $     116,228
   5,112    Development Securities PLC (c)        19,107
  19,342    Grainger PLC (c)                      33,764
  19,432    Great Portland Estates PLC (c)        83,930
  43,975    Hammerson PLC (c)                    224,172
   6,656    Helical Bar PLC (c)                   27,331
  46,981    Land Securities Group PLC (c)        388,803
  38,646    Liberty International PLC (c)        178,539
  10,016    Minerva PLC (c) (d)                   16,166
   3,814    Primary Health Properties PLC         16,640
  32,162    Quintain Estates & Development
               PLC (c) (d)                        20,451
   8,720    Safestore Holdings PLC (c)            14,894
  45,633    Segro PLC (c)                        172,056
  14,004    Shaftesbury PLC (c)                   74,914
   9,339    St. Modwen Properties PLC (c) (d)     25,680
   9,893    Unite Group PLC (c) (d)               25,551
  71,322    Workspace Group PLC (c)               22,859
                                           -------------
                                               1,936,784
                                           -------------
            UNITED STATES - 40.9%
   2,493    Acadia Realty Trust                   41,932
     607    Agree Realty Corp.                    14,155
     127    Alexander's, Inc.                     38,471
   2,736    Alexandria Real Estate Equities,
               Inc.                              173,380
  10,448    AMB Property Corp.                   247,722
   3,243    American Campus Communities, Inc.     88,502
   7,262    Apartment Investment &
               Management Co., Class A           140,665
   3,271    Ashford Hospitality Trust (d)         23,976
   1,961    Associated Estates Realty Corp.       25,395
   5,158    AvalonBay Communities, Inc.          481,602
   7,056    BioMed Realty Trust, Inc.            113,531
   8,610    Boston Properties, Inc.              614,237
   8,165    Brandywine Realty Trust               87,774
   3,959    BRE Properties, Inc.                 146,206
   4,092    Camden Property Trust                167,158
   3,554    CapLease, Inc.                        16,384
   8,566    CBL & Associates Properties, Inc.    106,561
   3,954    Cedar Shopping Centers, Inc.          23,803
   3,065    Cogdell Spencer, Inc.                 20,719
   4,356    Colonial Properties Trust             63,293
   3,663    Corporate Office Properties Trust    138,315
   7,068    Corrections Corp. of America (d)     134,857
   6,289    Cousins Properties, Inc.              42,388
  13,123    DCT Industrial Trust, Inc.            59,316
  15,515    Developers Diversified Realty
               Corp.                             153,599
   9,589    DiamondRock Hospitality Co. (d)       78,822
   5,329    Digital Realty Trust, Inc.           307,377
   5,653    Douglas Emmett, Inc.                  80,386


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            UNITED STATES (CONTINUED)
  15,610    Duke Realty Corp.              $     177,174
   3,663    DuPont Fabros Technology, Inc.        89,963
   1,666    EastGroup Properties, Inc.            59,276
   3,538    Education Realty Trust, Inc.          21,334
   2,922    Entertainment Properties Trust       111,241
   1,884    Equity Lifestyle Properties, Inc.     90,865
   2,874    Equity One, Inc.                      44,834
  17,519    Equity Residential                   729,491
   1,871    Essex Property Trust, Inc.           182,497
   5,369    Extra Space Storage, Inc.             74,629
   3,785    Federal Realty Investment Trust      265,972
   6,026    FelCor Lodging Trust, Inc. (d)        30,070
   3,933    First Industrial Realty Trust,
               Inc. (d)                           18,957
   2,305    First Potomac Realty Trust            33,123
   8,429    Forest City Enterprises, Inc.,
               Class A (d)                        95,416
   4,952    Franklin Street Properties Corp.      58,483
   1,364    Getty Realty Corp.                    30,567
   4,271    Glimcher Realty Trust                 25,541
   1,456    Government Properties Income Trust    37,157
  18,216    HCP, Inc.                            587,466
   7,645    Health Care REIT, Inc.               322,007
   3,872    Healthcare Realty Trust, Inc.         85,068
   8,522    Hersha Hospitality Trust              38,519
   4,449    Highwoods Properties, Inc.           123,504
   2,626    Hilltop Holdings, Inc. (d)            26,286
   2,258    Home Properties, Inc.                101,768
   7,668    Hospitality Properties Trust         161,795
  40,594    Host Hotels & Resorts, Inc.          547,207
  16,057    HRPT Properties Trust                 99,714
   5,309    Inland Real Estate Corp.              42,047
   4,611    Investors Real Estate Trust           40,715
   3,249    Kilroy Realty Corp.                   96,593
  24,968    Kimco Realty Corp.                   335,570
   3,913    Kite Realty Group Trust               16,356
   4,338    LaSalle Hotel Properties              89,233
   8,313    Lexington Realty Trust                49,961
   7,009    Liberty Property Trust               202,210
   1,479    LTC Properties, Inc.                  35,895
   7,998    Macerich (The) Co.                   298,485
   4,922    Mack-Cali Realty Corp.               146,331
   6,912    Medical Properties Trust, Inc.        65,249
   1,871    Mid-America Apartment
               Communities, Inc.                  96,300
   1,725    National Health Investors, Inc.       66,516
     636    National Healthcare Corp.             21,917
   5,178    National Retail Properties, Inc.     111,016
   7,445    Nationwide Health Properties, Inc.   266,308
   5,779    OMEGA Healthcare Investors, Inc.     115,176
   1,343    Parkway Properties, Inc.              19,568
   3,437    Pennsylvania Real Estate
               Investment Trust                   42,000


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            UNITED STATES (CONTINUED)
     997    Piedmont Office Realty Trust,
               Inc., Class A               $      18,674
   3,022    Post Properties, Inc.                 68,690
  29,409    ProLogis                             297,913
   1,136    PS Business Parks, Inc.               63,366
   7,932    Public Storage                       697,302
   2,358    Ramco-Gershenson Properties Trust     23,816
   6,480    Realty Income Corp.                  196,538
   5,069    Regency Centers Corp.                174,374
     850    Saul Centers, Inc.                    34,536
   7,891    Senior Housing Properties Trust      158,688
  18,022    Simon Property Group, Inc.         1,455,277
   4,837    SL Green Realty Corp.                266,229
   1,709    Sovran Self Storage, Inc.             58,841
   9,401    Strategic Hotels & Resorts,
               Inc. (d)                           41,270
   1,180    Sun Communities, Inc.                 30,633
   6,101    Sunstone Hotel Investors, Inc. (d)    60,583
   2,503    Tanger Factory Outlet Centers,
               Inc.                              103,574
   2,544    Taubman Centers, Inc.                 95,731
  10,079    UDR, Inc.                            192,811
     751    Universal Health Realty Income
               Trust                              24,130
   1,140    Urstadt Biddle Properties, Inc.,
               Class A                            18,388
   5,771    U-Store-It Trust                      43,052
   9,727    Ventas, Inc.                         456,683
  11,306    Vornado Realty Trust                 824,773
   3,775    Washington Real Estate Investment
               Trust                             104,152
   7,434    Weingarten Realty Investors          141,618
     987    Winthrop Realty Trust, Inc.           12,643
                                           -------------
                                              15,722,181
                                           -------------

            TOTAL INVESTMENTS - 99.9%         38,407,638
            (Cost $38,963,938) (f)
            NET OTHER ASSETS AND
               LIABILITIES - 0.1%                 46,269
                                           -------------
            NET ASSETS - 100.0%            $  38,453,907
                                           =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)  Non-income producing security.
(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND

JUNE 30, 2010 (UNAUDITED)


(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,553,486 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,109,786.

REIT  -  Real Estate Investment Trust


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                    -------------------------------------------------------
COMMON STOCKS:
Australia           $ 3,392,975    $         -     $ 3,392,975    $     -
Austria                 111,885              -         111,885          -
Belgium                 212,033              -         212,033          -
Bermuda                 802,512         41,692         760,820          -
Canada                1,643,156      1,643,156               -          -
Cayman Islands          720,629              -         720,629          -
Finland                  82,942              -          82,942          -
France                1,672,610              -       1,672,610          -
Germany                 171,748        149,168          22,580          -
Greece                   15,047          7,702           7,345          -
Guernsey                 93,927         13,255          80,672          -
Hong Kong             4,581,788              -       4,581,788          -
Israel                   49,428         49,428               -          -
Italy                    55,083              -          55,083          -
Japan                 3,737,299              -       3,737,299          -
Luxembourg               84,736              -          84,736          -
Netherlands             560,172         40,109         520,063          -
New Zealand              30,774              -          30,774          -
Norway                   40,473              -          40,473          -
Singapore             1,936,872              -       1,936,872          -
Spain                    21,008              -          21,008          -
Sweden                  350,097              -         350,097          -
Switzerland             381,479          9,350         372,129          -
United
   Kingdom            1,936,784         85,219       1,851,565          -
United States        15,722,181     15,722,181               -          -
                    -------------------------------------------------------
Total Common
   Stocks           $38,407,638    $17,761,260     $20,646,378    $     -
                    =======================================================


The Fund had common stocks valued at $15,253,373 as of September 30, 2009 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2009 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on June 30, 2010. The value of the securities that were transferred to Level 2 as of June 30, 2010 is $19,383,413.


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Real Estate Investment Trusts          68.9%
Real Estate Management & Development   30.3
Commercial Services & Supplies          0.3
Capital Markets                         0.1
Health Care Providers & Services        0.1
Hotels, Restaurants & Leisure           0.1
Insurance                               0.1
----------------------------------------------
TOTAL INVESTMENTS                      99.9
NET OTHER ASSETS AND LIABILITIES        0.1
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 99.7%
            AUSTRALIA - 18.5%
 110,075    Adelaide Brighton Ltd. (c)     $     245,504
  11,553    Australia & New Zealand Banking
               Group Ltd. (c)                    207,508
  26,237    Billabong International Ltd. (c)     190,536
   4,386    Commonwealth Bank of Australia (c)   177,315
 520,722    Commonwealth Property Office
               Fund (c)                          404,545
  47,491    David Jones Ltd. (c)                 170,546
  25,796    Felix Resources Ltd. - In
               Specie (c) (d) (e)                      0
 193,404    MAp Group (c)                        433,453
  62,862    Metcash Ltd. (c)                     220,943
   9,792    National Australia Bank Ltd. (c)     189,321
   9,451    Orica Ltd. (c)                       198,806
 114,799    Stockland (c)                        356,292
  28,883    Suncorp-Metway Ltd. (c)              193,233
 129,230    Telstra Corp. Ltd. (c)               352,249
  19,083    United Group Ltd. (c)                215,758
   6,840    Wesfarmers Ltd. (c)                  163,486
  36,830    Westfield Group (c)                  374,258
  10,777    Westpac Banking Corp. (c)            189,961
   6,506    WorleyParsons Ltd. (c)               119,702
                                           -------------
                                               4,403,416
                                           -------------
            AUSTRIA - 2.1%
   3,859    OMV AG (c)                           115,888
  20,566    Telekom Austria AG (c)               228,690
   5,471    Voestalpine AG (c)                   149,002
                                           -------------
                                                 493,580
                                           -------------
            BELGIUM - 0.7%
   3,149    Mobistar S.A. (c)                    167,313
                                           -------------
            BERMUDA - 2.2%
  31,187    VTech Holdings Ltd. (c)              333,539
  64,938    Yue Yuen Industrial Holdings
               Ltd. (c)                          201,558
                                           -------------
                                                 535,097
                                           -------------
            CANADA - 10.5%
  20,119    Bell Aliant Regional
               Communications Income Fund        480,603
   8,332    Canadian Oil Sands Trust             211,245
  12,328    Crescent Point Energy Corp.          430,331
   9,677    Emera, Inc.                          223,801
  12,411    Manitoba Telecom Services, Inc.      313,729
  18,405    Russel Metals, Inc.                  313,622
   8,336    Telus Corp.                          314,553
   6,685    TransCanada Corp.                    223,618
                                           -------------
                                               2,511,502
                                           -------------
            FINLAND - 3.1%
  11,133    Fortum Oyj (c)                       244,378
   7,627    KCI Konecranes Oyj (c)               198,900


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            FINLAND (CONTINUED)
   4,412    Metso Oyj (c)                  $     141,390
   8,292    YIT Oyj (c)                          148,477
                                           -------------
                                                 733,145
                                           -------------
            FRANCE - 5.8%
   4,420    Bouygues S.A. (c)                    170,619
  15,866    France Telecom S.A. (c)              275,195
   3,827    Neopost S.A. (c)                     277,126
   1,649    PPR (c)                              204,844
   1,996    Schneider Electric S.A. (c)          201,597
  12,042    Vivendi S.A. (c)                     244,719
                                           -------------
                                               1,374,100
                                           -------------
            GERMANY - 3.5%
   3,695    BASF SE (c)                          201,897
  14,390    Deutsche Telekom AG (c)              169,882
   4,615    K+S AG (c)                           212,089
   3,720    RWE AG (c)                           243,422
                                           -------------
                                                 827,290
                                           -------------
            HONG KONG - 3.8%
  34,106    CLP Holdings Ltd. (c)                246,863
 101,064    CNOOC Ltd. (c)                       171,776
  44,678    Hongkong Electric Holdings (c)       266,115
  49,887    Television Broadcasts Ltd. (c)       231,333
                                           -------------
                                                 916,087
                                           -------------
            ITALY - 3.3%
 152,223    Edison S.p.A (c)                     166,794
  13,224    ENI S.p.A (c)                        242,741
 126,436    Milano Assicurazioni S.p.A (c)       213,187
 139,945    Telecom Italia S.p.A (c)             154,549
                                           -------------
                                                 777,271
                                           -------------
            JAPAN - 1.7%
   6,200    Eisai Co., Ltd. (c)                  205,721
   4,900    Ono Pharmaceutical Co., Ltd. (c)     198,636
                                           -------------
                                                 404,357
                                           -------------
            JERSEY - 1.1%
  36,312    United Business Media Ltd. (c)       268,181
                                           -------------
            NETHERLANDS - 2.3%
   3,302    Fugro N.V. (c)                       152,545
  37,145    Koninklijke BAM Groep N.V. (c)       171,259
   5,785    Koninklijke Boskalis Westminster
               N.V. (c)                          224,771
                                           -------------
                                                 548,575
                                           -------------
            NEW ZEALAND - 2.4%
  42,587    Fletcher Building Ltd. (c)           227,899
 268,901    Telecom Corp. of New Zealand
               Ltd. (c)                          346,284
                                           -------------
                                                 574,183
                                           -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            PORTUGAL - 0.5%
  22,645    CIMPOR Cimentos de Portugal
               SGPS S.A. (c)               $     127,246
                                           -------------
            SINGAPORE - 4.1%
  12,504    Jardine Cycle & Carriage
               Ltd. (c)                          266,092
  36,000    Keppel Corp. Ltd. (c)                217,352
   7,200    K-Green Trust (d)                      5,403
 308,000    StarHub Ltd. (c)                     495,189
                                           -------------
                                                 984,036
                                           -------------
            SPAIN - 0.7%
  12,125    Gas Natural SDG S.A. (c)             175,220
                                           -------------
            SWEDEN - 2.6%
  10,240    NCC AB, Class B (c)                  152,243
  34,593    Peab AB (c)                          168,717
   5,852    Svenska Handelsbanken AB (c)         143,162
  24,064    TeliaSonera AB (c)                   154,627
                                           -------------
                                                 618,749
                                           -------------
            SWITZERLAND - 0.9%
     615    Swisscom AG (c)                      208,497
                                           -------------
            UNITED KINGDOM - 10.7%
  36,983    Amlin PLC (c)                        212,854
 134,072    Cable & Wireless Communications
               PLC                               115,683
 174,393    Hays PLC (c)                         237,923
 183,944    HMV Group PLC                        173,143
  23,866    IMI PLC (c)                          243,165
  30,570    Jardine Lloyd Thompson Group
               PLC (c)                           239,015
  22,625    Provident Financial PLC (c)          282,283
  19,818    Severn Trent PLC (c)                 363,727
  53,352    Tate & Lyle PLC (c)                  356,468
  41,644    United Utilities PLC (c)             325,880
                                           -------------
                                               2,550,141
                                           -------------
            UNITED STATES - 19.2%
  17,866    Altria Group, Inc.                   358,035
   7,205    American Electric Power Co., Inc.    232,722
  10,783    AT&T, Inc.                           260,841
  20,442    CenterPoint Energy, Inc.             269,017
  10,626    CenturyLink, Inc.                    353,952
   6,084    Consolidated Edison, Inc.            262,220
   5,974    DTE Energy Co.                       272,474
   5,573    FirstEnergy Corp.                    196,337
   4,636    Integrys Energy Group, Inc.          202,779
   3,069    Lorillard, Inc.                      220,907
   5,935    MeadWestvaco Corp.                   131,757
   9,080    Microchip Technology, Inc.           251,879
  19,511    Pepco Holdings, Inc.                 305,932
   7,505    Progress Energy, Inc.                294,346
  11,101    R.R. Donnelley & Sons Co.            181,723
   7,112    SCANA Corp.                          254,325
   7,950    Southern Co.                         264,576


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            UNITED STATES (CONTINUED)
  16,805    TECO Energy, Inc.              $     253,251
                                           -------------
                                               4,567,073
                                           -------------

            TOTAL INVESTMENTS - 99.7%         23,765,059
            (Cost $26,105,874) (f)
            NET OTHER ASSETS AND
               LIABILITIES - 0.3%                 72,568
                                           -------------
            NET ASSETS - 100.0%            $  23,837,627
                                           =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)  Non-income producing security.
(e) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on October 15, 2009 at a cost of $1,887 and has a carrying value per share of $0.
(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $590,706 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,931,521.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

JUNE 30, 2010 (UNAUDITED)


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Australia          $ 4,403,416     $        -      $4,403,416     $     -
Austria                493,580              -         493,580           -
Belgium                167,313              -         167,313           -
Bermuda                535,097              -         535,097           -
Canada               2,511,502      2,511,502               -           -
Finland                733,145              -         733,145           -
France               1,374,100              -       1,374,100           -
Germany                827,290              -         827,290           -
Hong Kong              916,087              -         916,087           -
Italy                  777,271              -         777,271           -
Japan                  404,357              -         404,357           -
Jersey                 268,181              -         268,181           -
Netherlands            548,575              -         548,575           -
New Zealand            574,183              -         574,183           -
Portugal               127,246              -         127,246           -
Singapore              984,036          5,403         978,633           -
Spain                  175,220              -         175,220           -
Sweden                 618,749              -         618,749           -
Switzerland            208,497              -         208,497           -
United Kingdom       2,550,141        288,826       2,261,315           -
United States        4,567,073      4,567,073               -           -
                   --------------------------------------------------------
Total Common
   Stocks          $23,765,059     $7,372,804     $16,392,255     $     -
                   ========================================================


The Fund had common stocks valued at $28,812,613 as of September 30, 2009 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2009 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on June 30, 2010. The value of the securities that were transferred to Level 2 as of June 30, 2010 is $13,781,956.


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Diversified Telecommunication
   Services                            15.6%
Electric Utilities                      9.5
Multi-Utilities                         8.8
Oil, Gas & Consumable Fuels             5.9
Construction & Engineering              5.3
Real Estate Investment Trusts           4.8
Commercial Banks                        3.8
Insurance                               3.6
Media                                   3.1
Wireless Telecommunication
   Services                             2.8
Chemicals                               2.6
Construction Materials                  2.5
Machinery                               2.5
Tobacco                                 2.4
Transportation Infrastructure           1.8
Pharmaceuticals                         1.7
Textiles, Apparel & Luxury
   Goods                                1.6
Food & Staples Retailing                1.6
Multiline Retail                        1.6
Water Utilities                         1.5
Food Products                           1.5
Communications Equipment                1.4
Trading Companies &
   Distributors                         1.3
Consumer Finance                        1.2
Office Electronics                      1.2
Energy Equipment & Services             1.1
Distributors                            1.1
Semiconductors &
   Semiconductor Equipment              1.1
Professional Services                   1.0
Industrial Conglomerates                0.9
Electrical Equipment                    0.8
Commercial Services & Supplies          0.8
Gas Utilities                           0.7
Specialty Retail                        0.7
Independent Power Producers &
   Energy Traders                       0.7
Metals & Mining                         0.6
Paper & Forest Products                 0.6
----------------------------------------------
TOTAL INVESTMENTS                      99.7
NET OTHER ASSETS AND LIABILITIES        0.3
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             COMMON STOCKS (b) - 101.5%
             AUSTRALIA - 4.8%
   36,160    AGL Energy Ltd. (c)           $     444,741
3,391,500    Infigen Energy (c)                2,030,229
                                           -------------
                                               2,474,970
                                           -------------
             BELGIUM - 4.1%
1,922,166    Hansen Transmissions
                International (d)              2,125,210
                                           -------------
             BERMUDA - 0.7%
3,533,788    China WindPower Group Ltd.
                (c) (d)                          345,174
                                           -------------
             BRAZIL - 1.2%
   48,093    Centrais Eletricas Brasileiras
                S.A., ADR                        642,522
                                           -------------
             CANADA - 0.8%
   14,421    Boralex, Inc. (d)                   107,560
   16,061    Brookfield Renewable Power
                Fund                             302,497
                                           -------------
                                                 410,057
                                           -------------
             CAYMAN ISLANDS - 0.9%
  215,309    China High Speed Transmission
                Equipment Group Co., Ltd. (c)    452,254
                                           -------------
             CHINA - 6.3%
3,390,000    China Longyuan Power Group
                Corp., Class H (c) (d)         3,112,258
  173,162    Harbin Power Equipment Co.,
                Ltd. (c)                         123,512
                                           -------------
                                               3,235,770
                                           -------------
             DENMARK - 8.0%
  267,249    Greentech Energy Systems A/S
                (c) (d)                          548,900
   86,399    Vestas Wind Systems A/S (c) (d)   3,595,590
                                           -------------
                                               4,144,490
                                           -------------
             FRANCE - 3.2%
   13,390    Alstom S.A. (c)                     606,265
   13,248    EDF Energies Nouvelles S.A. (c)     448,176
  349,718    Theolia S.A. (c) (d)                618,178
                                           -------------
                                               1,672,619
                                           -------------
             GERMANY - 16.4%
  135,050    Conergy AG (c) (d)                  117,126
   26,873    E. ON AG (c)                        722,568
  259,645    Nordex AG (c) (d)                 2,349,081
  247,813    PNE Wind AG (c) (d)                 600,220
   22,613    Repower Systems AG (c) (d)        3,216,976
   11,191    RWE AG (c)                          732,295
    8,403    Siemens AG, ADR                     752,321
                                           -------------
                                               8,490,587
                                           -------------


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             GREECE - 0.6%
   73,980    Terna Energy S.A. (c)         $     288,925
                                           -------------
             JAPAN - 2.6%
      791    Japan Wind Development Co.,
                Ltd. (c)                         582,943
   63,800    Mitsui & Co., Ltd. (c)              744,277
                                           -------------
                                               1,327,220
                                           -------------
             JERSEY - 1.4%
  957,144    Renewable Energy Generation
                Ltd. (c)                         741,291
                                           -------------
             PORTUGAL - 1.1%
  199,232    EDP-Energias de Portugal
                S.A. (c)                         592,924
                                           -------------
             SOUTH KOREA - 0.2%
   20,162    Dongkuk Structures &
                Construction Co., Ltd. (c)       124,944
                                           -------------
             SPAIN - 28.0%
    7,582    Acciona S.A. (c)                    577,032
  731,779    EDP Renovaveis S.A. (c) (d)       4,309,739
   34,110    Endesa S.A. (c)                     725,073
1,073,197    Fersa Energias Renovables
                S.A. (c)                       1,740,355
  358,114    Gamesa Corp. Tecnologica
                S.A. (c) (d)                   3,075,138
1,284,959    Iberdrola Renovables S.A. (c)     4,032,621
                                           -------------
                                              14,459,958
                                           -------------
             SWEDEN - 0.9%
   25,042    SKF AB (c)                          449,433
                                           -------------
             SWITZERLAND - 1.1%
    7,520    BKW FMB Energie AG (c)              473,332
      237    Gurit Holding AG (c)                119,073
                                           -------------
                                                 592,405
                                           -------------
             UNITED KINGDOM - 3.8%
   22,387    BP PLC, ADR                         646,537
  731,769    Clipper Windpower PLC (d)           595,867
   14,513    Royal Dutch Shell PLC, ADR          728,843
                                           -------------
                                               1,971,247
                                           -------------
             UNITED STATES - 15.4%
   58,611    AES (The) Corp. (d)                 541,566
    8,783    Allegheny Technologies, Inc.        388,121
   14,087    Alliant Energy Corp.                447,121
   10,343    American Superconductor Corp.
                (d)                              276,055
    1,880    Ameron International Corp.          113,420
  693,307    Broadwind Energy, Inc. (d)        1,941,259
  110,614    Capstone Turbine Corp. (d)          108,402
   10,336    Deere & Co.                         575,508
   37,624    Duke Energy Corp.                   601,984
   18,358    Federal Mogul Corp. (d)             239,021
   48,873    General Electric Co.                704,749


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             COMMON STOCKS (b) (CONTINUED)
             UNITED STATES (CONTINUED)
    8,270    Kaydon Corp.                  $     271,752
   12,168    NextEra Energy, Inc.                593,312
   19,890    NRG Energy, Inc. (d)                421,867
    6,081    Otter Tail Corp.                    117,546
   14,527    Trinity Industries, Inc.            257,418
   10,895    Woodward Governor Co.               278,149
   13,112    Zoltek Cos., Inc. (d)               111,059
                                           -------------
                                               7,988,309
                                           -------------

             TOTAL COMMON STOCKS - 101.5%     52,530,309
             (Cost $89,775,032)

             WARRANT - 0.0%
             UNITED STATES 0.0%
      959    GreenHunter Energy, Inc., expiring,
                09/15/11 @ $0 (c) (d)                  0
            (Cost $0)                      -------------

            TOTAL INVESTMENTS - 101.5%        52,530,309
              (Cost $89,775,032) (e)
            NET OTHER ASSETS AND
               LIABILITIES - (1.5)%             (794,787)
                                           -------------
            NET ASSETS - 100.0%            $  51,735,522
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)  Non-income producing security.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,196,584 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,441,307.

ADR  -  American Depositary Receipt.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Australia            $2,474,970    $         -     $2,474,970     $      -
Belgium               2,125,210      2,125,210              -            -
Bermuda                 345,174              -        345,174            -
Brazil                  642,522        642,522              -            -
Canada                  410,057        410,057              -            -
Cayman Islands          452,254              -        452,254            -
China                 3,235,770              -      3,235,770            -
Denmark               4,144,490              -      4,144,490            -
France                1,672,619              -      1,672,619            -
Germany               8,490,587        752,321      7,738,266            -
Greece                  288,925              -        288,925            -
Japan                 1,327,220              -      1,327,220            -
Jersey                  741,291              -        741,291            -
Portugal                592,924              -        592,924            -
South Korea             124,944              -        124,944            -
Spain                14,459,958              -     14,459,958            -
Sweden                  449,433              -        449,433            -
Switzerland             592,405              -        592,405            -
United Kingdom        1,971,247      1,971,247              -            -
United States         7,988,309      7,988,309              -            -
                   --------------------------------------------------------
Total Common
   Stocks            52,530,309     13,889,666     38,640,643            -
Warrants                      -              -              -            -
                   --------------------------------------------------------
Total Investments   $52,530,309    $13,889,666    $38,640,643    $       -
                   ========================================================


The Fund had common stocks valued at $100,735,609 as of September 30, 2009 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2009 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on June 30, 2010. The value of the securities that were transferred to Level 2 as of June 30, 2010 is $34,671,146.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

JUNE 30, 2010 (UNAUDITED)


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Independent Power Producers &
   Energy Traders                      36.8%
Electrical Equipment                   31.2
Electric Utilities                     10.7
Machinery                               7.1
Oil, Gas & Consumable Fuels             6.0
Multi-Utilities                         3.2
Industrial Conglomerates                3.0
Trading Companies &
   Distributors                         1.4
Metals & Mining                         0.8
Auto Components                         0.5
Chemicals                               0.4
Construction & Engineering              0.2
Building Products                       0.2
----------------------------------------------
TOTAL INVESTMENTS                     101.5
NET OTHER ASSETS AND LIABILITIES       (1.5)
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             COMMON STOCKS (b) - 100.1%
             AUSTRALIA - 2.6%
   28,306    Leighton Holdings Ltd. (c)    $     680,789
                                           -------------
             BERMUDA - 0.9%
3,663,153    HKC (Holdings) Ltd. (c) (d)         246,368
                                           -------------
             CANADA - 3.2%
    6,192    Aecon Group, Inc.                    60,143
   16,218    SNC-Lavalin Group, Inc.             649,147
    5,934    Stantec, Inc. (d)                   131,439
                                           -------------
                                                 840,729
                                           -------------
             CAYMAN ISLANDS - 3.0%
2,616,599    China State Construction
                International Holdings
                Ltd. (c)                         795,183
   10,638    Hong Kong Energy Holdings
                Ltd. (c) (d)                         785
                                           -------------
                                                 795,968
                                           -------------
             CHINA - 4.5%
  812,055    China Communications
                Construction Co., Ltd. (c)       740,913
  716,155    China Railway Group Ltd.
                (c) (d)                          458,377
                                           -------------
                                               1,199,290
                                           -------------
             EGYPT - 3.0%
   21,082    Orascom Construction
                Industries, GDR (c)              807,612
                                           -------------
             FINLAND - 1.5%
   21,854    YIT Oyj (c)                         391,320
                                           -------------
             FRANCE - 8.4%
   19,633    Bouygues S.A. (c)                   757,865
   16,029    Eiffage S.A. (c)                    695,844
   18,555    Vinci S.A. (c)                      770,436
                                           -------------
                                               2,224,145
                                           -------------
             GERMANY - 2.4%
   10,547    Hochtief AG (c)                     629,715
                                           -------------
             ITALY - 3.4%
  139,384    Impregilo S.p.A (c) (d)             318,085
  100,631    Marie Tecnimont S.p.A (c)           319,586
   17,925    Trevi Finanziaria S.p.A (c)         257,206
                                           -------------
                                                 894,877
                                           -------------
             JAPAN - 17.3%
   56,000    Chiyoda Corp. (c)                   406,674
   25,000    COMSYS Holdings Corp. (c)           223,754
   41,000    JGC Corp. (c)                       622,143
  232,000    Kajima Corp. (c)                    525,967
   33,000    Kandenko Co., Ltd. (c)              195,285
   43,000    Kinden Corp. (c)                    366,163
   19,800    Kyowa Exeo Corp. (c)                174,564
    9,000    Maeda Corp. (c)                      23,423
    5,000    Maeda Road Construction Co.,
                Ltd. (c)                          40,786


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             JAPAN (CONTINUED)
  116,000    Obayashi Corp. (c)           $      459,882
   34,000    Okumura Corp. (c)                   124,384
  146,000    Shimizu Corp. (c)                   498,975
      700    SHO-BOND Holdings Co., Ltd. (c)      14,053
  196,000    Taisei Corp. (c)                    392,005
   52,000    Toda Corp. (c)                      167,267
    7,000    Toshiba Plant Systems &
                Services Corp. (c)                87,383
   85,000    Toyo Engineering Corp. (c)          245,526
                                           -------------
                                               4,568,234
                                           -------------
             NETHERLANDS - 7.2%
   14,751    Arcadis N.V. (c)                    263,900
   27,487    Chicago Bridge & Iron Co.
                N.V. (d)                         517,030
   10,397    Imtech N.V. (c)                     267,604
   69,416    Koninklijke BAM Groep N.V. (c)      320,047
   13,588    Koninklijke Boskalis Westminster
                N.V. (c)                         527,949
                                           -------------
                                               1,896,530
                                           -------------
             NORWAY - 2.0%
   46,786    Aker Solutions ASA (c)              534,941
                                           -------------
             PANAMA - 2.9%
   34,949    McDermott International,
                 Inc. (d)                        756,995
                                           -------------
             PORTUGAL - 0.7%
   71,271    Mota-Engil SGPS S.A. (c)            184,826
                                           -------------
             SPAIN - 8.8%
   20,861    ACS Actividades de Construccion
                y Servicios S.A. (c)             766,627
   16,871    Obrascon Huarte Lain S.A. (c)       374,932
  135,717    Sacyr Vallehermoso S.A. (c) (d)     673,313
   11,417    Tecnicas Reunidas S.A. (c)          519,217
                                           -------------
                                               2,334,089
                                           -------------
             SWEDEN - 3.1%
    6,878    NCC AB, Class B (c)                 102,258
   26,372    Peab AB (c)                         128,622
   41,156    Skanska AB (c)                      595,428
                                           -------------
                                                 826,308
                                           -------------
             SWITZERLAND - 2.3%
   29,569    Foster Wheeler AG (d)               622,723
                                           -------------
             UNITED KINGDOM - 5.9%
   53,469    AMEC PLC (c)                        655,067
  144,054    Balfour Beatty PLC (c)              512,353
    9,483    Keller Group PLC (c)                 74,329
   30,717    WS Atkins PLC (c)                   311,079
                                           -------------
                                               1,552,828
                                           -------------
             UNITED STATES - 17.0%
   17,864    Aecom Technology Corp. (d)          411,944


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

             COMMON STOCKS (b) (CONTINUED)
             UNITED STATES (CONTINUED)
   12,512    EMCOR Group, Inc. (d)         $     289,903
   17,810    Fluor Corp.                         756,925
    8,575    Granite Construction, Inc.          202,198
   18,269    Jacobs Engineering Group,
                Inc. (d)                         665,722
   26,884    KBR, Inc.                           546,821
   26,315    Quanta Services, Inc. (d)           543,405
   16,895    Shaw Group (The), Inc. (d)          578,147
    3,097    Tutor Perini Corp. (d)               51,039
   11,401    URS Corp. (d)                       448,629
                                           -------------
                                               4,494,733
                                           -------------

             TOTAL COMMON STOCKS - 100.1%    26,483,020
            (Cost $28,313,334)

             WARRANTS - 0.0%
             CAYMAN ISLANDS - 0.0%
    4,976    Hong Kong Energy Holdings Ltd.,
                expiring 06/09/11 (c) (d)             58
             (Cost $83)                    -------------

             TOTAL INVESTMENTS - 100.1%       26,483,078
              (Cost $28,313,417) (e)
             NET OTHER ASSETS AND
                LIABILITIES - (0.1)%             (26,774)
                                           -------------
            NET ASSETS - 100.0%              $26,456,304
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)  Non-income producing security.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,261,176 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,091,515.

GDR - Global Depositary Receipt.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Australia          $    680,789     $       -     $    680,789    $     -
Bermuda                 246,368             -          246,368          -
Canada                  840,729       840,729                -          -
Cayman Islands          795,968             -          795,968          -
China                 1,199,290             -        1,199,290          -
Egypt                   807,612             -          807,612          -
Finland                 391,320             -          391,320          -
France                2,224,145             -        2,224,145          -
Germany                 629,715             -          629,715          -
Italy                   894,877             -          894,877          -
Japan                 4,568,234             -        4,568,234          -
Netherlands           1,896,530       517,030        1,379,500          -
Norway                  534,941             -          534,941          -
Panama                  756,995       756,995                -          -
Portugal                184,826             -          184,826          -
Spain                 2,334,089             -        2,334,089          -
Sweden                  826,308             -          826,308          -
Switzerland             622,723       622,723                -          -
United Kingdom        1,552,828             -        1,552,828          -
United States         4,494,733     4,494,733                -          -
                   --------------------------------------------------------
Total Common
   Stocks            26,483,020     7,232,210       19,250,810          -
Warrants*                    58             -               58          -
                   --------------------------------------------------------
Total Investments   $26,483,078    $7,232,210      $19,250,868    $     -
                   ========================================================


* See Portfolio of Investments for country breakout.

The Fund had common stocks valued at $35,690,639 as of September 30, 2009 that were either sold or transferred from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2009 that are now being fair valued due to the change in value between the foreign markets close and the U.S. markets close on June 30, 2010. The value of the securities that were transferred to Level 2 as of June 30, 2010 is $18,690,385.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND

JUNE 30, 2010 (UNAUDITED)



                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Construction & Engineering             89.1%
Energy Equipment & Services             9.3
Professional Services                   1.7
Software                                0.0**
----------------------------------------------
TOTAL INVESTMENTS                     100.1
NET OTHER ASSETS AND LIABILITIES       (0.1)
                                     --------
TOTAL                                 100.0%
                                     ========

**Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 99.9%
            CANADA - 0.8%
  20,214    RuggedCom, Inc. (c)            $     220,644
                                           -------------
            FRANCE - 7.9%
  22,316    Schneider Electric S.A. (d)        2,253,920
                                           -------------
            GERMANY - 10.2%
   6,415    Siemens AG (d)                       573,757
  23,057    SMA Solar Technology AG (d)        2,361,593
                                           -------------
                                               2,935,350
                                           -------------
            IRELAND - 1.9%
  12,590    Cooper Industries PLC                553,960
                                           -------------
            ITALY - 7.9%
 158,274    Prysmian S.p.A. (d)                2,271,569
                                           -------------
            JAPAN - 7.2%
 133,000    NGK Insulators Ltd. (d)            2,071,480
                                           -------------
            SPAIN - 1.7%
  28,586    Telvent GIT S.A. (c)                 477,386
                                           -------------
            SWITZERLAND - 2.0%
  33,603    ABB Ltd. (c) (d)                     585,049
                                           -------------
            UNITED KINGDOM - 2.1%
  81,759    National Grid PLC (d)                596,919
                                           -------------
            UNITED STATES - 56.8%
  35,630    Advanced Energy Industries,
               Inc. (c)                          437,893
  41,386    American Superconductor
               Corp. (c)                       1,104,592
  20,578    AZZ, Inc.                            756,653
  41,761    Comverge, Inc. (c)                   374,179
  20,987    Digi International, Inc. (c)         173,562
  68,252    Echelon Corp. (c)                    500,287
  39,933    EnerNOC, Inc. (c)                  1,255,494
  44,031    ESCO Technologies, Inc.            1,133,798
  41,609    General Cable Corp. (c)            1,108,880
  37,712    General Electric Co.                 543,807
  22,298    ITC Holdings Corp.                 1,179,787
  18,021    Itron, Inc. (c)                    1,114,058
  56,201    MasTec, Inc. (c)                     528,289
  32,979    MYR Group, Inc. (c)                  550,420
  55,801    Pike Electric Corp. (c)              525,645
 146,874    Power-One, Inc. (c)                  991,400
  28,687    PowerSecure International,
               Inc. (c)                          260,765
 112,292    Quanta Services, Inc. (c)          2,318,830
 117,051    Satcon Technology Corp. (c)          334,766
   7,635    Valmont Industries, Inc.             554,759
  17,154    WESCO International, Inc. (c)        577,575
                                           -------------
                                              16,325,439
                                           -------------
            VIRGIN ISLANDS (US) - 1.4%
  27,342    Jinpan International Ltd.            414,505
                                           -------------


            DESCRIPTION                         VALUE
            --------------------------------------------

            TOTAL INVESTMENTS - 99.9%      $  28,706,221
              (Cost $32,266,439) (e)
            NET OTHER ASSETS AND
               LIABILITIES - 0.1%                 15,004
                                           -------------
            NET ASSETS - 100.0%            $  28,721,225
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)  Non-income producing security.
(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $844,830 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,405,048.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Canada              $   220,644    $   220,644    $         -     $     -
France                2,253,920              -      2,253,920           -
Germany               2,935,350              -      2,935,350           -
Ireland                 553,960        553,960              -           -
Italy                 2,271,569              -      2,271,569           -
Japan                 2,071,480              -      2,071,480           -
Spain                   477,386        477,386              -           -
Switzerland             585,049              -        585,049           -
United Kingdom          596,919              -        596,919           -
United States        16,325,439     16,325,439              -           -
Virgin Islands
   (US)                 414,505        414,505              -           -
                   --------------------------------------------------------
Total Common
   Stocks           $28,706,221    $17,991,934    $10,714,287     $     -
                   ========================================================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND

JUNE 30, 2010 (UNAUDITED)


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Electrical Equipment                   41.8%
Construction & Engineering             13.6
Machinery                              13.1
Electronic Equipment,
   Instruments & Components            10.4
Commercial Services & Supplies          4.4
Electric Utilities                      4.1
Industrial Conglomerates                3.9
Multi-Utilities                         2.1
Trading Companies &
   Distributors                         2.0
IT Services                             1.6
Semiconductors &
   Semiconductor Equipment              1.5
Communications Equipment                1.4
----------------------------------------------
TOTAL INVESTMENTS                      99.9
NET OTHER ASSETS AND LIABILITIES        0.1
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 100.2%
            BERMUDA - 2.3%
 172,243    Katanga Mining Ltd. (c)        $     105,169
                                           -------------
            CANADA - 41.8%
  54,832    Anvil Mining Ltd. (c)                144,220
  36,286    Capstone Mining Corp. (c)             73,625
  59,804    Equinox Minerals Ltd. (c)            209,543
   4,191    First Quantum Minerals Ltd.          210,820
  13,900    HudBay Minerals, Inc. (c)            145,849
   9,170    Imperial Metals Corp. (c)            137,651
   5,239    Inmet Mining Corp.                   207,434
  16,126    Ivanhoe Mines Ltd. (c)               208,894
  43,178    Lundin Mining Corp. (c)              122,085
  46,946    Mercator Minerals Ltd. (c)            66,149
  12,238    New Gold, Inc. (c)                    75,988
  11,064    Northern Dynasty Minerals
               Ltd. (c)                           71,584
  12,936    Quadra Mining Ltd. (c)               118,964
  30,594    Taseko Mines Ltd. (c)                130,942
                                           -------------
                                               1,923,748
                                           -------------
            PERU - 2.0%
   4,073    Sociedad Minera Cerro Verde S.A.A.    93,679
                                           -------------
            POLAND - 4.5%
   8,041    KGHM Polska Miedz SA (d)             207,712
                                           -------------
            RUSSIA - 4.5%
  14,250    MMC Norilsk Nickel, ADR (d)          204,247
                                           -------------
            SOUTH AFRICA - 3.4%
 174,960    Metorex Ltd. (c) (d)                  74,862
   5,631    Palabora Mining Co., Ltd. (d)         83,243
                                           -------------
                                                 158,105
                                           -------------
            TURKEY - 1.7%
  51,307    Park Elektrik Madencilik
               Tekstil Sanayi ve Ticaret
               A.S. (c) (d)                       76,984
                                           -------------
            UNITED KINGDOM - 28.4%
  23,948    Antofagasta PLC (d)                  278,626
  18,088    Kazakhmys PLC (d)                    265,513
   6,312    Rio Tinto PLC, ADR                   275,203
   7,006    Vedanta Resources PLC (d)            220,124
  20,512    Xstrata PLC (d)                      268,597
                                           -------------
                                               1,308,063
                                           -------------
            UNITED STATES - 11.6%
   4,597    Freeport-McMoRan Copper & Gold,
               Inc.                              271,821
   9,767    Southern Copper Corp.                259,216
                                           -------------
                                                 531,037
                                           -------------


            TOTAL INVESTMENTS - 100.2%         4,608,744
            (Cost $5,751,352) (e)
            NET OTHER ASSETS AND
               LIABILITIES - (0.2)%               (8,360)


            DESCRIPTION                         VALUE
--------------------------------------------------------

            NET ASSETS - 100.0%            $   4,600,384
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)  Non-income producing security.
(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,803 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,162,411.

ADR - American Depositary Receipt.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Bermuda              $  105,169     $  105,169     $        -     $     -
Canada                1,923,748      1,923,748              -           -
Peru                     93,679         93,679              -           -
Poland                  207,712              -        207,712           -
Russia                  204,247              -        204,247           -
South Africa            158,105              -        158,105           -
Turkey                   76,984              -         76,984           -
United Kingdom        1,308,063        275,203      1,032,860           -
United States           531,037        531,037              -           -
                   --------------------------------------------------------
Total Common
   Stocks            $4,608,744     $2,928,836     $1,679,908    $      -
                   ========================================================


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Metals & Mining                       100.2%
----------------------------------------------
TOTAL INVESTMENTS                     100.2
NET OTHER ASSETS AND LIABILITIES       (0.2)
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 100.1%
            AUSTRALIA - 4.9%
 195,821    Platinum Australia Ltd.
               (c) (d)                     $     108,860
 300,712    Sylvania Resources Ltd.
               (c) (d)                           189,696
                                           -------------
                                                 298,556
                                           -------------
            BERMUDA - 11.3%
  87,807    Aquarius Platinum Ltd. (c)           424,891
 550,700    Nkwe Platinum Ltd. (c) (d)           258,602
                                           -------------
                                                 683,493
                                           -------------
            CANADA - 21.2%
 198,742    Anooraq Resources Corp. (d)          204,704
 246,585    Eastern Platinum Ltd. (d)            224,684
  49,674    Gold Wheaton Gold Corp. (d)          115,255
  95,011    Noront Resources Ltd. (d)            100,853
  71,404    North American Palladium Ltd. (d)    222,067
 126,047    Platinum Group Metals Ltd. (d)       214,311
  86,039    Platmin Ltd. (d)                      88,904
  79,155    PolyMet Mining Corp. (d)             116,358
                                           -------------
                                               1,287,136
                                           -------------
            CHINA - 2.0%
 242,192    Xinjiang Xinxin Mining Industry
               Co. Ltd., Class H (c)             118,598
                                           -------------
            HONG KONG - 1.9%
 335,607    Minmetals Resources Ltd. (c) (d)     117,856
                                           -------------
            JAPAN - 4.2%
   4,100    Furuya Metal Co., Ltd. (c)           254,673
                                           -------------
            RUSSIA - 6.7%
  28,600    MMC Norilsk Nickel, ADR (c)          409,927
                                           -------------
            SOUTH AFRICA - 24.9%
  13,248    African Rainbow Minerals Ltd. (c)    277,206
   4,658    Anglo Platinum Ltd. (c) (d)          439,447
  18,983    Impala Platinum Holdings Ltd. (c)    441,811
  50,130    Northam Platinum Ltd. (c)            295,300
 249,784    Wesizwe Platinum Ltd. (d)             58,907
                                           -------------
                                               1,512,671
                                           -------------
            UNITED KINGDOM - 18.6%
  20,671    Johnson Matthey PLC (c)              459,247
  19,754    Lonmin PLC (c) (d)                   412,472
  19,957    Xstrata PLC (c)                      261,330
                                           -------------
                                               1,133,049
                                           -------------
            UNITED STATES - 4.4%
  22,831    Stillwater Mining Co. (d)            265,296
                                           -------------

            TOTAL INVESTMENTS - 100.1%         6,081,255
              (Cost $7,731,022) (e)
            NET OTHER ASSETS AND
               LIABILITIES - (0.1)%               (3,287)
                                           -------------
            NET ASSETS - 100.0%            $   6,077,968
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(d)  Non-income producing security.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,649,767.

ADR - American Depositary Receipt.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Australia           $  298,556      $        -     $  298,556     $     -
Bermuda                683,493               -        683,493           -
Canada               1,287,136       1,287,136              -           -
China                  118,598               -        118,598           -
Hong Kong              117,856               -        117,856           -
Japan                  254,673               -        254,673           -
Russia                 409,927               -        409,927           -
South Africa         1,512,671          58,907      1,453,764           -
United Kingdom       1,133,049               -      1,133,049           -
United States          265,296         265,296              -           -
                   --------------------------------------------------------
Total Common
   Stocks           $6,081,255      $1,611,339     $4,469,916     $     -
                   ========================================================


                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Metals & Mining                        88.3%
Chemicals                               7.6
Semiconductors &
   Semiconductor Equipment              4.2
----------------------------------------------
TOTAL INVESTMENTS                     100.1
NET OTHER ASSETS AND LIABILITIES       (0.1)
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

PORTFOLIO OF INVESTMENTS (a)
JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) - 99.6%
            BRAZIL - 24.2%
   5,551    Banco Bradesco S.A., ADR       $      88,039
   6,331    Banco do Brasil S.A.                  87,652
   8,241    Banco Santander Brasil S.A., ADR      85,129
  14,204    BM&F BOVESPA S.A.                     92,070
   6,982    BRF- Brasil Foods S.A.                91,752
  10,416    Cielo SA                              88,522
   6,186    Compahia Siderurgica Nacional
               S.A., ADR                          90,872
   2,879    Companhia Brasileira de
               Distribuicao Grupo Pao de
               Acucar                            100,566
     932    Companhia de Bebidas das
               Americas, ADR                      94,141
   4,578    Companhia de Concessoes
               Rodoviarias                        93,843
   6,700    Companhia Energetica de Minas
               Gerais, ADR                        98,289
   8,486    Cyrela Brazil Realty S.A.
               Empreendimentos e
               Participacoes                      92,335
   5,675    Fibria Celulose S.A., ADR (c)         83,990
   6,811    Gerdau S.A., ADR (c)                  89,769
   7,621    Hypermarcas S.A. (c)                  97,743
  14,874    Investimentos Itau S.A.               88,750
   4,888    Itau Unibanco Holding S.A., ADR       88,033
  22,262    JBS S.A.                              92,871
  10,410    OGX Petroleo e Gas Participacoes
               S.A. (c)                           96,718
   2,458    Petroleo Brasileiro S.A., ADR         84,359
   6,133    Redecard S.A.                         86,677
   5,883    Tele Norte Leste Participacoes
               S.A., ADR                          88,010
   3,702    Usinas Siderurgicas de Minas
               Gerais S.A.                        99,062
   3,485    Vale S.A., Class B, ADR               84,860
   3,171    Vivo Participacoes S.A., ADR          82,192
                                           -------------
                                               2,266,244
                                           -------------
            CAYMAN ISLANDS - 2.9%
   1,293    Baidu, Inc., ADR (c)                  88,027
   2,486    Ctrip.com International Ltd.,
               ADR (c)                            93,374
   5,570    Tencent Holdings Ltd. (d)             92,280
                                           -------------
                                                 273,681
                                           -------------
            CHINA - 21.0%
 120,363    Aluminum Corp. of China Ltd.,
               Class H (c) (d)                    90,532
 189,214    Bank of China Ltd., Class H (d)       95,459
  88,902    Bank of Communications Co. Ltd.,
               Class H (d)                        93,565
  11,699    BYD Co., Ltd., Class H (d)            86,049
 148,024    China CITIC Bank Corp. Ltd.,
               Class H (d)                        93,610
  68,383    China Coal Energy Co.,
               Class H (d)                        85,431


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            CHINA (CONTINUED)
 118,167    China Construction Bank Corp.,
               Class H (d)                 $      95,126
  91,191    China COSCO Holdings Co., Ltd.,
               Class H (c) (d)                    92,693
  21,021    China Life Insurance Co., Ltd.,
               Class H (d)                        91,930
  40,609    China Merchants Bank Co., Ltd.,
               Class H (d)                        97,149
 121,434    China Petroleum & Chemical Corp.,
               Class H (d)                        97,952
  24,411    China Shenhua Energy Co., Ltd.,
               Class H (d)                        88,068
 198,207    China Telecom Corp., Ltd.,
               Class H (d)                        95,220
  89,490    Dongfeng Motor Group Co., Ltd.,
               Class H (d)                       103,803
 128,856    Industrial & Commercial Bank
               of China, Class H (d)              93,660
  49,371    Jiangxi Copper Co., Ltd.,
               Class H (d)                        91,735
  85,157    PetroChina Co., Ltd., Class H (d)     94,189
  11,858    Ping An Insurance (Group) Co.
               of China Ltd., Class H             97,993
  25,200    Sinopharm Group Co., Class H (d)      91,819
  44,079    Yanzhou Coal Mining Co., Ltd.,
               Class H (d)                        84,757
 131,502    Zijin Mining Group Co., Ltd.,
               Class H (d)                        97,917
                                           -------------
                                               1,958,657
                                           -------------
            HONG KONG - 1.1%
  77,000    China Unicom Hong Kong Ltd. (d)      102,993
                                           -------------
            INDIA - 25.0%
   5,950    Axis Bank Ltd., GDR (d)              157,002
   5,005    Dr. Reddy's Laboratories
               Ltd., ADR                         154,404
   2,500    GAIL India Ltd., GDR (d)             153,434
   1,079    HDFC Bank Ltd., ADR                  154,265
   4,292    ICICI Bank Ltd., ADR                 155,113
   2,641    Infosys Technologies Ltd., ADR       158,222
   4,350    Larsen & Toubro Ltd., GDR (d)        167,235
  10,800    Mahindra & Mahindra Ltd., GDR (d)    149,694
   6,111    Patni Computer Systems Ltd., ADR     139,514
   3,500    Reliance Industries Ltd., GDR (d)    161,944
  31,029    Satyam Computer Services Ltd.,
               ADR (c)                           159,489
   1,550    State Bank of India, GDR (d)         153,967
  11,377    Sterlite Industries (India)
               Ltd., ADR                         162,009
   9,113    Tata Motors Ltd., ADR                156,652
  12,678    Wipro Ltd., ADR                      152,136
                                           -------------
                                               2,335,080
                                           -------------
            SOUTH KOREA - 25.4%
   1,634    Doosan Heavy Industries and
               Construction Co., Ltd. (d)         99,985


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2010 (UNAUDITED)


  SHARES    DESCRIPTION                         VALUE
--------------------------------------------------------

            COMMON STOCKS (b) (CONTINUED)
            SOUTH KOREA (CONTINUED)
   4,550    Hynix Semiconductor, Inc.
               (c) (d)                     $      91,969
   2,093    Hyundai Engineering &
               Construction Co., Ltd. (d)         96,233
     525    Hyundai Heavy Industries Co.,
               Ltd. (d)                           99,900
     591    Hyundai Mobis (d)                     99,125
     854    Hyundai Motor Co. (d)                 99,925
   1,346    Hyundai Steel Co. (d)                 98,390
   2,243    KB Financial Group, Inc. (d)          85,976
   3,620    Kia Motors Corp. (d)                  95,917
   3,430    Korea Electric Power Corp.
               (c) (d)                            88,511
   2,400    KT Corp. (d)                          88,627
     404    LG Chem Ltd. (d)                     101,319
   1,784    LG Corp. (d)                          95,452
   2,850    LG Display Co., Ltd. (d)              93,736
   1,241    LG Electronics, Inc. (d)              94,371
     252    POSCO (d)                             95,486
   2,162    Samsung C&T Corp. (d)                 91,287
     812    Samsung Electro-Mechanics Co.,
               Ltd. (d)                          101,540
     147    Samsung Electronics Co.,
               Ltd. (d)                           92,200
     635    Samsung Fire & Marine Insurance
               Co., Ltd. (d)                     100,798
     682    Samsung SDI Co., Ltd. (d)             95,445
   2,570    Shinhan Financial Group Co.,
               Ltd. (d)                           94,599
   1,081    SK Energy Co., Ltd. (d)               96,145
     686    SK Telecom Co., Ltd. (d)              89,903
   7,870    Woori Finance Holdings Co.,
               Ltd. (d)                           92,581
                                           -------------
                                               2,379,420
                                           -------------

            TOTAL INVESTMENTS - 99.6%          9,316,075
              (Cost $10,168,711) (e)
            NET OTHER ASSETS AND
               LIABILITIES - 0.4%                 35,741
                                           -------------
            NET ASSETS - 100.0%            $   9,351,816
                                           =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Portfolio securities are categorized based upon their country of incorporation.
(c)  Non-income producing security.
(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees.
(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,283 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $938,919.

ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.


_________________________________
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2010 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                     TOTAL
                     VALUE AT
                     06/30/10         LEVEL 1        LEVEL 2      LEVEL 3
                   --------------------------------------------------------
COMMON STOCKS:
Brazil              $2,266,244      $2,266,244     $        -     $     -
Cayman Islands         273,681         181,401         92,280           -
China                1,958,657          97,993      1,860,664           -
Hong Kong              102,993               -        102,993           -
India                2,335,080       1,391,804        943,276           -
South Korea          2,379,420               -      2,379,420           -
                   --------------------------------------------------------
Total Common
   Stocks           $9,316,075      $3,937,442     $5,378,633     $     -
                   ========================================================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND

JUNE 30, 2010 (UNAUDITED)




                                      % OF
INDUSTRY                           NET ASSETS
----------------------------------------------
Commercial Banks                       20.3%
Metals & Mining                        10.7
Oil, Gas & Consumable Fuels             9.5
IT Services                             8.4
Automobiles                             5.7
Diversified Telecommunication
   Services                             4.0
Construction & Engineering              3.9
Electronic Equipment,
   Instruments & Components             3.1
Insurance                               3.1
Machinery                               2.7
Electric Utilities                      2.0
Household Durables                      2.0
Food Products                           2.0
Semiconductors &
   Semiconductor Equipment              2.0
Internet Software & Services            1.9
Wireless Telecommunication
   Services                             1.8
Pharmaceuticals                         1.7
Gas                                     1.6
Chemicals                               1.1
Food & Staples Retailing                1.1
Auto Components                         1.1
Personal Products                       1.0
Industrial Conglomerates                1.0
Beverages                               1.0
Transportation Infrastructure           1.0
Hotels, Restaurants & Leisure           1.0
Marine                                  1.0
Diversified Financial Services          1.0
Health Care Providers & Services        1.0
Trading Companies & Distributors        1.0
Paper & Forest Products                 0.9
----------------------------------------------
TOTAL INVESTMENTS                      99.6
NET OTHER ASSETS AND LIABILITIES        0.4
                                     --------
TOTAL                                 100.0%
                                     ========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
JUNE 30, 2010 (UNAUDITED)


1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 20, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nine exchange-traded funds (each a "Fund" and collectively, the "Funds"):

     First Trust Dow Jones STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FDD")

     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund - (NYSE Arca, Inc. ticker "FFR")

     First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca, Inc. ticker "FGD")

     First Trust ISE Global Wind Energy Index Fund - (NYSE Arca, Inc. ticker "FAN")

     First Trust ISE Global Engineering and Construction Index Fund - (NYSE Arca, Inc. ticker "FLM")

     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund - (NASDAQ ticker "GRID")

     First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")

     First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")

     First Trust BICK Index Fund - (NASDAQ ticker "BICK")

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to

FIRST TRUST EXCHANGE-TRADED FUND II

JUNE 30, 2010 (UNAUDITED)


calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase shares of each Fund, the value of each Fund's securities may change on days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

     - Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     - Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o   Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

     - Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of June 30, 2010 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Funds may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
JUNE 30, 2010 (UNAUDITED)


                             ADDITIONAL INFORMATION

"STOXX" and "STOXX(R) Europe Select Dividend 30 Index" are trademarks of STOXX(R) Limited and have been licensed for use for certain purposes by First Trust Advisors L.P. ("First Trust") and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund. The Fund, based on the STOXX(R) Europe Select Dividend 30 Index, is not sponsored, endorsed, sold, or promoted by STOXX and STOXX makes no representation regarding advisability of trading or investing in such product.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE ", "FT-SE " and "Footsie " are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT " is the trademark of the National Association of Real Estate Investment Trusts and "EPRA " is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use. First Trust Dow Jones Global Select Dividend Index Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Fund.

International Securities Exchange, LLC(R), ISE, the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index and the ISE BICK(TM) Index are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations". The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund II
              -------------------------------------------

By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 19, 2010
      ---------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ James A. Bowen
    ----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: August 19, 2010
      ---------------------------------------------------



By: /s/ Mark R. Bradley
    ---------------------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: August 19, 2010
      ---------------------------------------------------